Unit activity (Details)		6 Months Ended
	May 27, 2021 shares	Jun. 30, 2021 shares
Limited Partners' Capital Account [Line Items]
May 27, 2021: Conversion of Series A Preferred Units		(208,334)
Convertible Preferred Units, Beginning balance		3,750,000
Convertible Preferred Units, End balance		3,541,666
General Partner Units
Limited Partners' Capital Account [Line Items]
Units, Beginning balance		615,117
Units, Ending balance		615,117
Common Units
Limited Partners' Capital Account [Line Items]
Units, Beginning balance		32,694,094
May 27, 2021: Conversion of Series A Preferred Units		215,292
Units, Ending balance		32,909,386
Tortoise Direct Opportunities Fund LP | Common Units
Limited Partners' Capital Account [Line Items]
May 27, 2021: Conversion of Series A Preferred Units	215,292
Conversion rate	1.0334
Tortoise Direct Opportunities Fund LP | Series A Convertible Preferred Units
Limited Partners' Capital Account [Line Items]
May 27, 2021: Conversion of Series A Preferred Units	208,334
Shares held	416,677
Shares sold	208,333